Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Summary of the Company's and the Banks' required and actual capital components

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Tier 1 Capital:
Consolidated Company	$205,192	12.46%	$65,886	4.00%	N/A	N/A
Bank of Hampton Roads	148,618	10.46%	56,808	4.00%	$85,212	6.00%
Shore Bank	31,863	14.58%	8,742	4.00%	13,113	6.00%
Total Risk-Based Capital:
Consolidated Company	226,125	13.73%	131,773	8.00%	N/A	N/A
Bank of Hampton Roads	166,718	11.74%	113,617	8.00%	142,021	10.00%
Shore Bank	34,330	15.71%	17,483	8.00%	21,254	10.00%
Leverage Ratio:
Consolidated Company	205,192	9.98%	82,202	4.00%	N/A	N/A
Bank of Hampton Roads	148,618	8.53%	69,890	4.00%	87,112	5.00%
Shore Bank	31,863	10.15%	12,560	4.00%	15,700	5.00%
As of December 31, 2011
Tier 1 Capital:
Consolidated Company	$133,715	8.06%	$66,356	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	7.93%	58,024	4.00%	$87,036	6.00%
Shore Bank	22,602	11.22%	8,055	4.00%	12,083	6.00%
Total Risk-Based Capital:
Consolidated Company	155,120	9.35%	132,712	8.00%	N/A	N/A
Bank of Hampton Roads	133,835	9.23%	116,047	8.00%	145,059	10.00%
Shore Bank	25,131	12.47%	16,110	8.00%	20,138	10.00%
Leverage Ratio:
Consolidated Company	133,715	5.90%	90,678	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	5.80%	79,334	4.00%	99,168	5.00%
Shore Bank	22,602	8.08%	11,196	4.00%	13,995	5.00%